Stockholders' Equity - Additional Information (Detail) - USD ($)					1 Months Ended	12 Months Ended
	Nov. 18, 2015	Oct. 28, 2014	Dec. 19, 2012	Dec. 12, 2008	Nov. 30, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013	Oct. 31, 2011	Oct. 03, 2011	Oct. 31, 2010	Sep. 30, 2010
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio						16.30%	18.00%
Additional number of shares under repurchase program	300,000.0	300,000.0
Repurchase program expiration date	Dec. 31, 2017
Shares repurchased						252,798
ESOP shares reissued		600,000
Treasury stock, shares						1,085,888	778,383
Exercise price of common stock warrants issued under Capital Purchase Program				$ 11.32
Number of common stock warrants issued under Capital Purchase Program				243,816
Percentage of common stock dividend														2.00%		2.00%
Number of common stock warrants outstanding														253,667		253,667
Exercise price of common stock warrants														$ 10.88		$ 10.88
Dividend paid to the Company from its Bank subsidiary			$ 6,000,000
Repurchase of warrant from treasury												$ 256,257
Dividend record date										Oct. 03, 2011	Sep. 30, 2010
Number of common stock outstanding increased due to common stock dividends													146,485		143,458
Dividend paid, Date										Oct. 18, 2011	Oct. 18, 2010
Value per common stock warrant							$ 2.28
Total value of common stock warrant							$ 555,900
Accelerated of our warrant accretion									$ 222,360
Period of treasury as of interest free rate					10 years
Total risk-based capital ratio						17.30%	19.10%
Capital conservation buffer						2.50%
General Corporate Purchases or Employee Benefit Plans [Member]
Stockholders Equity [Line Items]
Additional number of shares under repurchase program		1,000,000
ESOP [Member]
Stockholders Equity [Line Items]
Additional number of shares under repurchase program		860,303.0
Repurchase program expiration date		Oct. 31, 2015
Basel Three Requirements [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio						6.00%
Common equity Tier 1 capital ratio						4.50%
Total risk-based capital ratio						8.00%
Tier 1 leverage ratio						4.00%
Post Capital Conservation Buffer [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio						8.50%
Common equity Tier 1 capital ratio						7.00%
Total risk-based capital ratio						10.50%
Bank Subsidiary [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio						8.50%
Bank [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio						9.00%
Preferred Shares [Member]
Stockholders Equity [Line Items]
Preferred stock shares issued and sold			18,400	18,400
Value of shares of preferred stock issued and sold				$ 18,400,000
Parent [Member]
Stockholders Equity [Line Items]
Expiration period of common stock warrants issued under Capital Purchase Program				10 years
First specified period for cumulative dividends of preferred stock				5 years
Preferred stock dividend				5.00%
Cumulative dividends quarterly thereafter				9.00%
Common Stock [Member]
Stockholders Equity [Line Items]
Shares repurchased						907,505	298,999	76,468
Treasury stock, shares						1,085,888
Average price of treasury stock						$ 12.41
Preferred stock shares issued and sold						600,000,000
Commenced In August Two Thousand And Six [Member]
Stockholders Equity [Line Items]
Additional number of shares under repurchase program						125,000
Repurchase program expiration date						Sep. 30, 2008
Treasury stock, shares reissued						112,639
Average price of buyback						$ 15.36
Shares repurchased						106,647